Note 11 - Borrowings (Details) - Federal Home Loan Bank Long-term Borrowings - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank Long-term Borrowings [Abstract]
2016	$ 1,000	$ 1,000
2016	0.88%	0.88%
2017	$ 2,500	$ 1,500
2017	1.15%	1.30%
2018	$ 3,000	$ 1,000
2018	1.46%	1.71%
2019	$ 1,000	$ 1,000
2019	2.02%	2.02%
Total FHLB long-term debt	$ 7,500	$ 4,500
Total FHLB long-term debt	1.35%	1.46%